Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 7,212,644	$ 3,683,842
Increase in allowance for credit losses	13,528,638	3,576,669
Foreign exchange difference	476,124	(47,867)
Allowance for credit losses, ending	$ 21,217,406	$ 7,212,644